Cover Page	Mar. 01, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 01, 2022
Entity Registrant Name	Rover Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39774
Entity Tax Identification Number	85-3147201
Entity Address, Address Line One	720 Olive Way, 19th Floor
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	888
Local Phone Number	453-7889
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001826018
Amendment Flag	false
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ROVR
Security Exchange Name	NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 (1)
Trading Symbol	ROVRW
Security Exchange Name	NASDAQ